Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2026	Mar. 01, 2025	Mar. 02, 2024	Feb. 25, 2023	Feb. 26, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Donald A. Nolan(1)		Ty R. Silberhorn(2)		Average Summary Compen- sation Table Total for Non-PEO NEOs ($)(3)	Average Compen-sation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on		Net Income(7)	Consolid-ated Adjusted EBITDA(8)
	Summary Compen-sation Table Total for Current PEO ($)	Compen- sation Actually Paid to Current PEO ($)(4)	Summary Compen-sation Table Total for Former PEO ($)	Compen-sation Actually Paid to Former PEO ($)(4)			Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	($ in '000s)	($ in '000s)
2026	2,163,921	2,374,668	6,075,286	3,609,202	1,725,694	1,184,467	118.17	191.65	54,131	167,303
2025	—	—	5,255,526	3,955,797	1,554,489	1,340,415	138.53	146.59	85,052	192,653
2024	—	—	5,498,397	4,809,357	413,411	1,564,002	162.31	135.72	99,613	185,226
2023	—	—	4,030,529	5,040,544	1,103,978	806,179	127.68	110.48	104,107	166,682
2022	—	—	3,199,648	4,021,469	1,162,101	1,433,330	124.12	101.76	3,486	131,518

Named Executive Officers, Footnote	Donald A. Nolan became President and Chief Executive Officer effective as of the close of business on October 31, 2025.
(2)Ty R. Silberhorn served as Chief Executive Officer and President from January 4, 2021 through October 31, 2025.
(3)The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

2026	2025	2024	2023	2022
Mark R. Augdahl	Matthew J. Osberg	Matthew J. Osberg	Mark R. Augdahl	Nisheet Gupta
Troy R. Johnson	Brent C. Jewell	Nicholas C. Longman	Curtis J. Dobler	Curtis J. Dobler
Veena M. Lakkundi	Troy R. Johnson	Curtis J. Dobler	Brent C. Jewell	Brent C. Jewell
Brent C. Jewell	Raelyn A. Trende	Brent C. Jewell	Nicholas C. Longman	Troy R. Johnson
Matthew J. Osberg		Mark R. Augdahl	Nisheet Gupta

Peer Group Issuers, Footnote	The peer group used in this Pay Versus Performance table is the S&P 600 Industrials Index, which is the same industry index the Company uses for purposes of the stock performance graph in our 2026 Annual Report on Form 10-K. We believe that the S&P 600 Industrials Index is the best available published industry index, composed of companies with similar market capitalization and a mix of GICS classifications that reasonably reflect our diverse business activities, although most of the direct competitors in our various business units are either privately owned or are divisions of larger, publicly owned companies.
Adjustment To PEO Compensation, Footnote	The table below sets forth the amounts deducted from and added to the "Summary Compensation Table" beginning on page 53 total compensation to calculate CAP to Mr. Silberhorn and average CAP to the Non-PEOs for fiscal 2025.

Adjustments	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,163,921	6,075,286	1,725,694
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,749,990)	(2,120,267)	(1,052,803)
Add year-end fair value of unvested awards granted in current year	1,960,737	—	907,538
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	(136,865)
Add fair values at vest date for awards granted and vested in current years	—	956,079	—
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	—	(1,998,560)	(36,458)
Subtract forfeitures during current year equal to prior year-end fair value	—	696,664	(228,597)
Add dividends or dividend equivalents not otherwise included in total compensation	—	—	5,958
Compensation Actually Paid	2,374,668	3,609,202	1,184,467

Non-PEO NEO Average Total Compensation Amount	$ 1,725,694	$ 1,554,489	$ 413,411	$ 1,103,978	$ 1,162,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,184,467	1,340,415	1,564,002	806,179	1,433,330
Adjustment to Non-PEO NEO Compensation Footnote	The table below sets forth the amounts deducted from and added to the "Summary Compensation Table" beginning on page 53 total compensation to calculate CAP to Mr. Silberhorn and average CAP to the Non-PEOs for fiscal 2025.

Adjustments	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,163,921	6,075,286	1,725,694
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,749,990)	(2,120,267)	(1,052,803)
Add year-end fair value of unvested awards granted in current year	1,960,737	—	907,538
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	(136,865)
Add fair values at vest date for awards granted and vested in current years	—	956,079	—
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	—	(1,998,560)	(36,458)
Subtract forfeitures during current year equal to prior year-end fair value	—	696,664	(228,597)
Add dividends or dividend equivalents not otherwise included in total compensation	—	—	5,958
Compensation Actually Paid	2,374,668	3,609,202	1,184,467

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The table below lists the most important financial measures used by the Company to link compensation actually paid to the Company’s PEO and non-PEO NEOs to the Company's performance during fiscal 2026.

Most Important Measures for Determining NEO Pay
Adjusted Earnings before Interest, Taxes, Depreciation and Amortization (either Consolidated or Operating Segment) (“Adjusted EBITDA”)
Adjusted Diluted EPS
Adjusted Return on Invested Capital (“Adjusted ROIC")
Net Sales

Total Shareholder Return Amount	$ 118.17	138.53	162.31	127.68	124.12
Peer Group Total Shareholder Return Amount	191.65	146.59	135.72	110.48	101.76
Net Income (Loss)	$ 54,131,000	$ 85,052,000	$ 99,613,000	$ 104,107,000	$ 3,486,000
Company Selected Measure Amount	167,303,000	192,653,000	185,226,000	166,682,000	131,518,000
Additional 402(v) Disclosure	This value is based on the Company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending on the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period. Fiscal 2023 Net Income was incorrectly reported as $87,900,000 in the Pay Versus Performance table of our 2023 Proxy Statement. In this Proxy Statement, Fiscal 2023 Net Income has been updated to match the Company's 2023 Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings before Interest, Taxes, Depreciation and Amortization (either Consolidated or Operating Segment) (“Adjusted EBITDA”)
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and Non-PEO NEOs for fiscal 2026 to our performance is Adjusted EBITDA, a non-GAAP financial measure which is further defined on page 36, and in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital (“Adjusted ROIC")
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales
Donald A. Nolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,163,921	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 2,374,668	0	0	0	0
PEO Name	Donald A. Nolan
Ty R. Silberhorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,075,286	5,255,526	5,498,397	4,030,529	3,199,648
PEO Actually Paid Compensation Amount	$ 3,609,202	$ 3,955,797	$ 4,809,357	$ 5,040,544	$ 4,021,469
PEO Name	Ty R. Silberhorn
PEO | Donald A. Nolan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,749,990)
PEO | Donald A. Nolan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,960,737
PEO | Donald A. Nolan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donald A. Nolan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donald A. Nolan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donald A. Nolan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donald A. Nolan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ty R. Silberhorn [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,120,267)
PEO | Ty R. Silberhorn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ty R. Silberhorn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ty R. Silberhorn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	956,079
PEO | Ty R. Silberhorn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,998,560)
PEO | Ty R. Silberhorn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,664
PEO | Ty R. Silberhorn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,052,803)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,538
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,865)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,458)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,597)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,958